Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	May. 02, 2015	May. 03, 2014	May. 15, 2007
Class of Stock [Line Items]
Remaining authorized repurchase amount	$ 2,471
Treasury stock, shares	34,841,000	34,364,000
Treasury stock, at cost	$ 1,079,716	$ 1,069,109
Maximum
Class of Stock [Line Items]
Number of shares authorized to be repurchase			$ 400,000
Stock Repurchase Program
Class of Stock [Line Items]
Treasury stock, shares	34,840,750
Treasury stock, at cost	$ 1,079,716